CONSOLDIATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (Parenthetical) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
CONSOLDIATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT
Declared cash dividends (in dollars per share)	$ 0.80	$ 0.68	$ 0.60